UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 1620 26th Street
         Suite 6500-North
         Santa Monica, CA  90404

13F File Number:  028-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darcyne Choe
Title:     Chief Compliance Officer
Phone:     310-996-9600

Signature, Place, and Date of Signing:

 Darcyne Choe     Los Angeles, CA     February 08, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-12454                     Post Advisory Group, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $55,516 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         NOTE 2.750%11/1  165167BW6    21115 22000000 PRN      SOLE                        0        0        0
ICAHN ENTERPRISES LP/CORP      FRNT 8/1         451102AB3    13785 13569000 PRN      SOLE                        0        0        0
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5     4454  4440000 PRN      SOLE                        0        0        0
MASSEY ENERGY CO               NOTE 3.250% 8/0  576203AJ2    11041 11312000 PRN      SOLE                        0        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     5121  5160000 PRN      SOLE                        0        0        0